Lease prepayments (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 0	$ 0	₨ 1,322,748
Amount paid for acquiring leasehold rights of land for construction of Data Centers [Member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 0		₨ 1,317,696